UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Infrastructure Fund

Dreyfus Global Real Estate Securities Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2017 (Unaudited)

Registered Investment Companies - 98.5%	Shares		Value ($)
Foreign Equity - 98.5%
Dreyfus Emerging Markets Fund, Cl. Y	3,908,279	[a]	42,287,576
Dreyfus International Equity Fund, Cl. Y	8,495,612	[a,b]	332,603,224
Dreyfus International Small Cap Fund, Cl. Y	3,929,342	[a]	61,887,147
Dreyfus/Newton International Equity Fund, Cl. Y	10,241,934	[a]	212,520,127
International Stock Fund, Cl. Y	11,084,008	[a]	192,972,575
Total Investments (cost $631,584,075)	98.5%		842,270,649
Cash and Receivables (Net)	1.5%		12,521,544
Net Assets	100.0%		854,792,193

a Investment in affiliated mutual fund.
b The fund's investment in the Dreyfus International Equity Fund represents 38.9% of the fund's total investments. The Dreyfus International Equity Fund seeks to provide long-term capital appreciation.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Funds: Foreign	98.5
98.5

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment
Companies	842,270,649	-	-	842,270,649

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before

NOTES

the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At July 31, 2017, accumulated net unrealized appreciation on investments was $210,686,574, consisting of $210,686,574 gross unrealized appreciation and $0 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Infrastructure Fund
July 31, 2017 (Unaudited)

Common Stocks - 97.9%	Shares		Value ($)
Australia - 9.0%
APA Group	26,940		185,778
Macquarie Atlas Roads Group	84,160		374,344
Sydney Airport	102,744		553,174
Transurban Group	146,760		1,339,625
			2,452,921
Canada - 10.8%
Canadian National Railway	4,080		322,408
Canadian Pacific Railway	2,060		322,512
Enbridge	19,820		821,574
Fortis	9,210		335,822
Pembina Pipeline	14,090		480,196
TransCanada	12,888		658,485
			2,940,997
France - 1.0%
Aeroports de Paris	1,570		265,867
Germany - .9%
Fraport Frankfurt Airport Services Worldwide	2,480		248,429
Hong Kong - 2.5%
CK Infrastructure Holdings	8,017		74,773
CLP Holdings	19,401		206,782
Hong Kong & China Gas	70,679		133,743
Hopewell Highway Infrastructure	72,018		44,257
MTR	8,160		47,169
Power Assets Holdings	16,701		165,496
			672,220
Italy - 6.1%
Atlantia	33,140		1,007,845
Enel	26,860		153,388
Infrastrutture Wireless Italiane	18,250	[a]	117,743
Italgas	38,038		209,386
Snam	14,180		67,078
Societa Iniziative Autostradali e Servizi	8,360		114,998
			1,670,438
Japan - 4.1%
Chubu Electric Power	9,300		122,234

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Japan - 4.1% (continued)
Kansai Electric Power	7,300		98,066
Kyushu Electric Power	17,700		209,680
Okinawa Electric Power	2,300		54,264
Osaka Gas	17,800		71,284
Tokyo Electric Power Co. Holdings	15,800	[b]	67,072
Tokyo Gas	34,000		180,447
West Japan Railway	4,600		330,380
			1,133,427
Luxembourg - .4%
SES	4,149		97,617
Singapore - .6%
Hutchison Port Holdings Trust	370,657		176,062
South Korea - .6%
Korea Electric Power	2,930		116,645
Korea Gas	918	[b]	41,181
			157,826
Spain - 7.6%
Abertis Infraestructuras	36,530		721,744
Aena	5,900	[a]	1,154,172
Cellnex Telecom	4,030	[a]	90,643
Red Electrica	5,403		115,896
			2,082,455
Switzerland - 2.2%
Flughafen Zurich	2,390		609,766
United Kingdom - 3.5%
Centrica	65,634		171,896
National Grid	49,442		611,110
Severn Trent	5,758		170,175
			953,181
United States - 48.6%
Alliant Energy	5,014		203,217
American Electric Power	10,130		714,570
American Tower	8,930	[c]	1,217,427
American Water Works	5,671		459,918
Atmos Energy	3,170		275,029
CMS Energy	8,120		375,469
Crown Castle International	4,100	[c]	412,378
CSX	8,000		394,720
Dominion Energy	6,200		478,516
DTE Energy	3,537		378,671

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 48.6% (continued)
Duke Energy	12,190		1,037,613
Edison International	4,070		320,228
Entergy	5,660		434,235
Great Plains Energy	6,879		212,286
Kinder Morgan	19,530		398,998
Macquarie Infrastructure	11,140		844,523
NextEra Energy	7,790		1,138,041
NiSource	5,122		133,479
ONEOK	2,540		143,688
PG&E	10,259		694,432
Pinnacle West Capital	2,587		224,370
PPL	12,840		492,157
Public Service Enterprise Group	2,646		118,991
SBA Communications	2,090	[b]	287,479
SCANA	1,754		112,905
Sempra Energy	5,360		605,734
Southern	6,773		324,630
Union Pacific	2,290		235,778
Williams Cos.	10,520		334,326
Xcel Energy	2,170		102,663
Zayo Group Holdings	4,410	[b]	144,604
			13,251,075
Total Common Stocks (cost $23,536,096)			26,712,281
Master Limited Partnerships - .5%
United States - .5%
Noble Midstream Partners LP
(cost $140,666)	2,880		130,752
Other Investment - .8%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $224,331)	224,331	[d]	224,331
Total Investments (cost $23,901,093)	99.2%		27,067,364
Cash and Receivables (Net)	.8%		208,898
Net Assets	100.0%		27,276,262

LP—Limited Partnership

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $1,362,558 or 5.0% of net assets.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Transportation	35.9
Electric	27.3
Energy	24.0
Specialty	7.0
Infrastructure	2.6
Telecommunications Services	1.6
Money Market Investment	.8
99.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Infrastructure Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	13,251,075	-	-	13,251,075
Equity Securities - Foreign Common
Stocks†	13,461,206	-	-	13,461,206
Master Limited Partnerships†	130,752	-	-	130,752
Registered Investment Company	224,331	-	-	224,331
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	(336)	-	(336)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Infrastructure Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency
Exchange	Foreign Currency			Unrealized
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Northern Trust Bank
Japanese Yen,
Expiring
8/1/2017	7,000,000	63,159	63,495	(336)
Gross Unrealized Depreciation				(336)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

At July 31, 2017, accumulated net unrealized appreciation on investments was $3,166,271, consisting of $3,347,945 gross unrealized appreciation and $181,674 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
July 31, 2017 (Unaudited)

Common Stocks - 99.0%	Shares	Value ($)
Australia - 6.4%
Dexus	1,089,340	8,174,407
Goodman Group	1,106,120	7,043,772
GPT Group	1,482,040	5,679,177
Investa Office Fund	545,640	1,981,764
Mirvac Group	4,471,180	7,761,968
National Storage REIT	1,249,450	1,494,342
Scentre Group	5,142,480	16,990,754
Stockland	496,560	1,668,442
		50,794,626
Canada - 2.1%
Allied Properties Real Estate Investment Trust	89,960	2,752,736
Boardwalk Real Estate Investment Trust	48,343	1,853,843
Dream Office Real Estate Investment Trust	145,910	2,330,113
RioCan Real Estate Investment Trust	188,490	3,642,049
Smart Real Estate Investment Trust	249,050	6,264,454
		16,843,195
Finland - .2%
Citycon	564,690	1,537,499
France - 2.9%
Gecina	53,040	8,011,819
Unibail-Rodamco	60,120	15,041,743
		23,053,562
Germany - 3.6%
Deutsche Wohnen-BR	551,760	21,871,444
LEG Immobilien	68,490	6,590,847
		28,462,291
Hong Kong - 7.6%
Cheung Kong Property Holdings	1,254,500	10,158,643
Hang Lung Properties	1,884,000	4,693,839
Henderson Land Development	414,370	2,397,901
Hongkong Land Holdings	870,500	6,546,160
Link REIT	1,573,500	12,792,192
New World Development	4,453,264	6,020,698
Sun Hung Kai Properties	785,000	12,160,726

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
Hong Kong - 7.6% (continued)
Wharf Holdings	638,000		5,427,754
			60,197,913
Ireland - .5%
Green REIT	2,381,680		4,155,831
Japan - 10.3%
Activia Properties	1,287		5,784,466
GLP J-Reit	96		104,495
Hulic Reit	2,094		3,299,268
Japan Rental Housing Investments	2,139		1,592,924
Japan Retail Fund Investment	2,407		4,598,070
Kenedix Office Investment	678		3,831,412
Kenedix Residential Investment	714		1,793,986
Kenedix Retail REIT	1,598		3,506,338
LaSalle Logiport REIT	1,457		1,465,656
Mitsubishi Estate	876,700		15,952,290
Mitsui Fudosan	743,500		17,092,845
Mori Hills REIT Investment	2,621		3,302,253
Nippon Building Fund	887		4,787,201
Nippon Prologis REIT	1,093		2,305,071
Orix JREIT	2,522		3,829,496
Sumitomo Realty & Development	260,000		7,884,076
			81,129,847
Netherlands - .4%
Eurocommercial Properties	82,550		3,340,639
Norway - .7%
Entra	426,677	[a]	5,670,685
Singapore - 1.8%
CapitaLand	2,243,200		6,108,112
CapitaLand Commercial Trust	2,065,200		2,621,218
CapitaLand Mall Trust	3,218,400		4,773,629
Mapletree Logistics Trust	989,300		876,036
			14,378,995
Spain - 1.5%
Inmobiliaria Colonial	754,930		7,059,204
Merlin Properties Socimi	315,550		4,250,964
			11,310,168
Sweden - 1.4%
Hufvudstaden, Cl. A	336,620		5,862,019
Wihlborgs Fastigheter	211,070		5,134,404
			10,996,423

Common Stocks - 99.0% (continued)	Shares		Value ($)
Switzerland - .8%
PSP Swiss Property	70,450		6,411,500
United Kingdom - 5.7%
Assura	4,635,806		3,920,667
Empiric Student Property	1,591,400		2,304,414
Great Portland Estates	691,068		5,489,009
Land Securities Group	1,015,920		13,685,538
Safestore Holdings	270,040		1,504,973
Segro	814,439		5,662,990
Shaftesbury	386,160		5,008,382
Tritax Big Box REIT	2,348,880		4,642,472
UNITE Group	356,430		3,155,538
			45,373,983
United States - 53.1%
Alexandria Real Estate Equities	81,810	[b]	9,919,463
Apartment Investment & Management, Cl. A	220,440	[b]	10,041,042
AvalonBay Communities	106,780	[b]	20,539,133
Boston Properties	164,160	[b]	19,848,586
Columbia Property Trust	165,340	[b]	3,596,145
CubeSmart	758,400	[b]	18,702,144
CyrusOne	140,180	[b]	8,370,148
DDR	492,000	[b]	5,013,480
Douglas Emmett	360,990	[b]	13,811,477
Duke Realty	418,530	[b]	11,965,773
Equinix	32,729	[b]	14,751,942
Equity Residential	29,270	[b]	1,992,116
Essex Property Trust	56,610	[b]	14,814,837
Federal Realty Investment Trust	14,980	[b]	1,986,797
GGP	559,390		12,647,808
HCP	646,710	[b]	20,468,371
Healthcare Trust of America, Cl. A	380,810	[b]	11,648,978
Highwoods Properties	239,440	[b]	12,335,949
Hilton Worldwide Holdings	194,884		12,186,097
Host Hotels & Resorts	490,490	[b]	9,152,543
Invitation Homes	108,080		2,304,266
JBG SMITH Properties	157,850	[c]	5,600,518
Kilroy Realty	42,990	[b]	2,983,936
Kimco Realty	316,900	[b]	6,395,042
Macerich	39,670	[b]	2,276,661
Medical Properties Trust	406,470	[b]	5,275,981
Prologis	403,030	[b]	24,508,254

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.0% (continued)	Shares		Value ($)
United States - 53.1% (continued)
PS Business Parks	26,909	[b]	3,618,184
Public Storage	28,310	[b]	5,819,687
Regency Centers	138,190	[b]	9,150,942
Simon Property Group	195,970	[b]	31,061,245
STAG Industrial	244,681	[b]	6,677,344
Starwood Waypoint Homes	408,220		14,271,371
STORE Capital	417,790	[b]	9,772,108
Sun Communities	62,450	[b]	5,558,675
Sunstone Hotel Investors	398,250	[b]	6,483,510
UDR	354,970	[b]	13,875,777
Vornado Realty Trust	160,030	[b]	12,698,381
Washington Real Estate Investment Trust	61,540	[b]	2,057,282
Weingarten Realty Investors	129,257	[b]	4,195,682
Welltower	165,860	[b]	12,172,465
			420,550,140
Total Common Stocks (cost $686,001,190)			784,207,297
	Number of
Rights - .0%	Rights		Value ($)
France - .0%
Gecina
(cost $146,525)	39,960	[c]	118,640
Other Investment - .4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $3,054,096)	3,054,096	[d]	3,054,096
Total Investments (cost $689,201,811)	99.4%		787,380,033
Cash and Receivables (Net)	.6%		4,983,457
Net Assets	100.0%		792,363,490

BR—Bearer Certificate
REIT—Real Estate Investment Trust

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at $5,670,685 or .72% of net assets.

[b]	Investment in real estate investment trust.
[c]	Non-income producing security.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Diversified	22.9
Multifamily	10.1
Industrial	7.8
Retail	7.0
Health Care	6.8
Office Infill	6.2
Regional Malls	5.8
Real Estate Services	5.0
Office	4.9
Shopping Centers	4.8
Hotel	3.5
Self-Storage	3.5
Specialty	3.1
Residential	2.8
Office Suburban	2.3
Alternate Housing	1.3
Freestanding	1.2
Money Market Investment	.4
99.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Global Real Estate Securities Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	420,550,140	-	- 420,550,140
Equity Securities - Foreign Common
Stocks†	363,657,157	-	- 363,657,157
Registered Investment Company	3,054,096	-	-	3,054,096
Rights†	118,640	-	-	118,640
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts††	-	341	-	341

† See Statement of Investments for additional detailed categorizations.
†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Global Real Estate Securities Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency
Exchange	Foreign Currency			Unrealized
Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:
Northern Trust Bank
Euro,
Expiring
8/1/2017	450,000	532,367	532,708	341
Gross Unrealized Appreciation				341

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At July 31, 2017, accumulated net unrealized appreciation on investments was $98,178,222, consisting of $109,267,514 gross unrealized appreciation and $11,089,292 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)